Stockholder's Equity (Details 2) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding at beginning	106,253,339	103,208,331	86,925,000
Granted		6,220,000	21,250,000
Forfeited			(4,966,669)
Exercised		(3,174,992)
Outstanding at end	106,253,339	106,253,339	103,208,331
Exercisable at end	97,165,278	92,925,694
Weighted Average Exercise Price
Outstanding at beginning	$ 0.20	$ 0.19	$ 0.21
Granted		0.22	0.11
Forfeited			0.08
Exercised		0.13
Outstanding at end	0.20	0.20	$ 0.19
Exercisable at end	$ 0.20	$ 0.20
Weighted Average Contractual Term (Yrs.)
Outstanding at beginning	7 years 4 months 24 days	9 years 6 months	8 years 8 months 12 days
Granted		10 years	10 years
Exercised
Outstanding at end	7 years 1 month 6 days	9 years 6 months	9 years 6 months
Exercisable at end	7 years 1 month 6 days	7 years 4 months 24 days
Outstanding at beginning	$ 1,989,163	$ 10,023,400	$ 7,698,650
Granted		2,868,750	7,475,000
Forfeited
Exercised
Outstanding at end	1,989,163	1,989,163	$ 10,023,400
Exercisable at end	$ 1,886,038	$ 3,316,208